Non-Interest Revenue - Summary of Disaggregation of Revenue from Business Segments (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disaggregation of Revenue [Line Items]
Fees and commissions	₨ 165,410.4	$ 2,261.6	₨ 160,099.5	₨ 134,155.2
Retail Banking
Disaggregation of Revenue [Line Items]
Fees and commissions	153,018.2	2,092.1	146,855.7	123,070.6
Wholesale Banking
Disaggregation of Revenue [Line Items]
Fees and commissions	11,712.7	160.1	13,041.6	10,839.6
Treasury Services
Disaggregation of Revenue [Line Items]
Fees and commissions	₨ 679.5	$ 9.4	₨ 202.2	₨ 245.0